RELATED PARTY TRANSACTIONS (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Related party transactions [abstract]
Advances from directors (interest at prime plus 1%)	$ 160,643	$ 93,391
Entities controlled by directors (non-interest-bearing)	130,444	88,461
Due to related parties	$ 291,087	$ 181,852